Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II - Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
Schedule II
Valuation and Qualifying Accounts (in thousands); Years Ended December 31, 2011, 2010, 2009

Valuation Accounts Deducted in the Balance Sheet From the Assets to Which They Apply	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Additions Recorded During Acquisitions	Deductions (A)	Balance at End of Period

2009
Allowance for losses:	$4,295	$1,264	$0	$2,132	$3,427
Trade accounts receivable

2010
Allowance for losses:	$3,427	$1,326	$0	$754	$3,999
Trade accounts receivable

2011
Allowance for losses:	$3,999	$747	$0	$1,158	$3,588
Trade accounts receivable

(A) Accounts written off, net of recoveries.